CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Loss before income tax expense	$ (346,209)	$ (605,556)	$ (58,131)
Adjustments to reconcile loss before income tax expense to net cash provided by operating activities:
Depreciation and amortization	62,271	70,248	79,435
Depreciation of right-of-use assets	35,127
Gain on sale of investments, disposal of assets and other	(993)	(2,357)	(1,163)
Net unrealized foreign currency gain	(1,503)	(770)	(188)
Share-based payment expense	313,395	257,762	162,873
Net unrealized loss on exchange derivative and capped call transactions	335,953	533,908	12,414
Amortization of debt discount and issuance cost	35,608	33,939	7,478
Interest income	(27,801)	(33,500)	(9,877)
Interest expense	14,002	6,302	1,113
Changes in assets and liabilities:
Trade receivables	(29,440)	(30,211)	(19,635)
Prepaid expenses and other assets	(10,608)	1,085	(8,449)
Trade and other payables, provisions and other non-current liabilities	51,532	75,624	43,477
Deferred revenue	131,535	122,502	97,676
Interest received	29,217	30,328	8,679
Tax refunds received (income tax paid), net	(17,876)	7,038	(4,246)
Net cash provided by operating activities	574,210	466,342	311,456
Investing activities
Business combinations, net of cash acquired	(53,212)	(418,595)	0
Purchases of intangible assets	0	(2,110)	0
Purchases of property and equipment	(35,709)	(44,192)	(30,209)
Proceeds from sales of property, equipment and intangible assets	0	3,721	2,775
Purchases of investments	(985,931)	(648,036)	(347,822)
Proceeds from maturities of investments	513,268	485,021	206,119
Proceeds from sales of investments	245,498	20,545	123,862
Increase in restricted cash	(2,085)	(552)	(3,131)
Payment of deferred consideration	(760)	0	(3,290)
Net cash used in investing activities	(318,931)	(604,198)	(51,696)
Financing activities
Proceeds from exercise of share options	1,802	3,542	3,995
Payment of issuance cost	0	(410)
Proceeds from issuance of exchangeable senior notes, net of discount and issuance costs			990,494
Purchase of capped calls	0	0	(87,700)
Payments of lease obligations	(38,125)
Interest paid	(6,250)	(6,319)	0
Repayment of exchangeable senior notes	(2)	0	0
Net cash provided by (used in) financing activities	(42,575)	(3,187)	906,789
Effect of exchange rate changes on cash and cash equivalents	(1,176)	(855)	(630)
Net increase (decrease) in cash and cash equivalents	211,528	(141,898)	1,165,919
Cash and cash equivalents at beginning of period	1,268,441	1,410,339	244,420
Cash and cash equivalents at end of period	$ 1,479,969	$ 1,268,441	$ 1,410,339